Comparative Information	9 Months Ended
Mar. 31, 2023
Comparative Information [Abstract]
Comparative Information

Note 4. Comparative Information

The information as of June 30, 2022 and for the nine-month period ended March 31, 2022 disclosed for comparative purposes arises from the consolidated financial statements of Moolec as of those dates.

The exchange of shares related to the Capital Reorganization contemplated by the Business Combination Agreement, explained in Note 1, has been given a retrospective effect in the share capital of the statement of changes in equity and in Net loss per share purposes in Note 15.